12. FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non current borrowings	$ 1,372	$ 1,764
Current borrowings	242	183
Borrowing	1,614	1,947	$ 2,177	$ 1,683
Financial borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non current borrowings	75	161
Current borrowings	88	137
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non current borrowings	1,297	1,603
Current borrowings	117	32
Related parties [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		14
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 37